SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
UNITED STATES
Net Revenue	$ 59,200	$ 435,608
Net Assets (Liabilities)	(2,404,401)	(4,375,933)
Republic Of China Taiwan [Member]
Net Revenue	1,245,525	1,048,627
Net Assets (Liabilities)	$ 710,225	$ 669,365